Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 253,776	$ 172,758
Accounts receivable	456,578	212,206
Contract assets	186,259	82,760
Inventories	369,298	172,687
Work-in-progress related to finance leases	41,986	36,169
Current portion of finance leases receivable	60,020	15,248
Income taxes receivable	5,460	3,732
Derivative financial instruments	901	294
Prepayments	71,772	13,853
Total current assets	1,446,050	709,707
Property, plant and equipment	152,505	96,414
Energy infrastructure assets	1,250,338	610,328
Contract assets	223,179	0
Lease right-of-use assets	78,372	49,887
Finance leases receivable	234,484	88,110
Deferred tax assets	19,435	9,293
Other assets	83,076	51,315
Intangible assets	102,773	10,118
Goodwill	679,377	566,270
Total assets	4,269,589	2,191,442
Current liabilities
Accounts payable and accrued liabilities	627,149	240,747
Provisions	18,826	6,636
Income taxes payable	78,697	9,318
Deferred revenues	366,085	84,614
Current portion of long-term debt	27,088	0
Current portion of lease liabilities	20,125	13,906
Derivative financial instruments	977	180
Total current liabilities	1,138,947	355,401
Deferred revenues	33,435	0
Long-term debt	1,363,237	331,422
Lease liabilities	72,908	43,108
Deferred tax liabilities	96,397	91,972
Other liabilities	21,757	15,785
Total liabilities	2,726,681	837,688
Shareholders' equity
Share capital	589,827	375,524
Contributed surplus	660,072	658,615
Retained earnings	164,200	274,962
Accumulated other comprehensive income	128,809	44,653
Total shareholders' equity	1,542,908	1,353,754
Total liabilities and shareholders' equity	$ 4,269,589	$ 2,191,442